Business Combinations - Schedule of Acquired Finite-Lived Intangible Assets by Major Class (Details) - Gravitas Education Holdings, Inc. - USD ($) $ in Thousands	Dec. 13, 2023	Jun. 30, 2024
Business Acquisition [Line Items]
Purchase price allocation	$ 7,750	$ 7,750
Student base (Childcare)
Business Acquisition [Line Items]
Purchase price allocation	$ 4,000
Useful lives (in years)	4 years
Franchise relationships
Business Acquisition [Line Items]
Purchase price allocation	$ 1,700
Useful lives (in years)	10 years
Brands
Business Acquisition [Line Items]
Purchase price allocation	$ 1,600
Useful lives (in years)	10 years
Content
Business Acquisition [Line Items]
Purchase price allocation	$ 450
Useful lives (in years)	5 years